Asset Disposal and Exit Costs	12 Months Ended
Dec. 31, 2013
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Asset Disposal and Exit Costs
Asset Disposal and Exit Costs
During the fourth quarter of 2013, management approved a plan to sell the operations of SoFine Foods BV (“SoFine”), a wholly-owned subsidiary that operates a soy-based meat-alternatives business in the Netherlands. Management’s intention to pursue a sale is based on the strategic decision to exit this non-core business of the Europe segment. As a result, a write-down of $9.8 million was recorded in the fourth quarter of 2013. This charge is included in asset disposal and exit costs in our consolidated statements of operations. SoFine’s assets and liabilities are included in the Europe segment and the fair value was determined based on the estimated selling price, less cost to sell. The disposition of the SoFine business is expected to be completed in the next 60 days. The net assets and liabilities held for sale and operating results of SoFine are immaterial.
During the third quarter of 2013, management approved a plan to sell the assets of its dairy farm located in Idaho. Management’s decision to pursue a sale is based on the strategic decision to focus on North America’s core processing, marketing and distribution capabilities. The assets were classified as held for sale at $40.5 million representing their fair value, net of estimated costs to sell, as of September 30, 2013. As a result, a non-cash write-down of $7.4 million was recorded during the third quarter of 2013. This charge is included in asset disposal and exit costs in our consolidated statements of operations. The Idaho dairy farm assets were included in the North America segment and the fair value was determined based on the estimated selling price, less cost to sell.
In the fourth quarter of 2013, in conjunction with the final sale of the Idaho dairy farm, we recorded an additional write-down of $3.7 million for a total impairment charge of $11.1 million included in asset disposal and exit costs in our consolidated statement of operations. Cash received at time of sale was $31.0 million, net of disposal costs. In addition, we recorded a note receivable for $6.4 million which is expected to be collected in the first half of 2014.
In addition, we recorded a charge of $3.3 million related to lease liabilities, severance and related costs in connection with the Idaho dairy farm sale. This charge is included in asset disposal and exit costs in our consolidated statement of operations and relate to our North America segment. Liabilities recorded and the changes therein for year ended December 31, 2013 were as follows:

	Costs incurred and charged to expense	Costs paid or otherwise settled	Balance at December 31,
			2013
	(In thousands)
Lease liability	$2,674	$—	$2,674
Severance and related costs	632	—	632
Total	$3,306	$—	$3,306

These balances reflect our total estimated future cash payments. We expect cash payments for the lease liability and severance and related costs to be completed in the next 12 months.